Share-Based Payments - Narrative (Details) R / shares in Units, R in Millions						12 Months Ended
	Sep. 19, 2022 R / shares	Sep. 20, 2021 R / shares	Sep. 18, 2020 R / shares	Sep. 18, 2019 R / shares	Jan. 15, 2019 shares	Jun. 30, 2023 ZAR (R) R / shares shares	Jun. 30, 2022 ZAR (R) R / shares	Jun. 30, 2021 ZAR (R)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends paid to non-controlling interests | R						R 18	R 16	R 7
Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share)			R 74.90
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised | shares						60,011,669
Ordinary shares | Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised | shares						25,000,000
Participation units | Sisonke ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option awards outstanding (in shares)						0	0	6,311,667
Options granted (in shares)						0	40,064
Options exercised or vested (in shares)						0	(6,254,608)
Options forfeited and lapsed (in shares)						0	(97,123)
Vesting period (in years)					3 years
Number of participation units awarded to each beneficiary under scheme | shares					225
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R						R 0	R 397
Weighted average option price (in SA rand per share)						R 0	R 58.2
Bottom of range | Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share)	R 42.48	R 45.58		R 45.89
Top of range | Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share)	R 47.25	R 57.93		R 56.87